Pioneer MAP - High Income Municipal Fund
Schedule of Investments  |  May 31, 2023  (unaudited)

Ticker Symbol: HIMUX

Schedule of Investments  |  5/31/23
(unaudited)
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	INVESTMENTS IN THE MASTER — 100.0%
	Investment Company—100.0%
993(a)	Pioneer High Income Municipal Portfolio	$—	$(435)	$286	$9,533
	Total Investment Company (Cost $10,133)				$9,533

	TOTAL INVESTMENTS IN THE MASTER — 100.0% (Cost $10,133)				$9,533
	OTHER ASSETS AND LIABILITIES — 0.0%†				$—
	net assets — 100.0%				$9,533

(a)	Non-income producing security.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Investment Company	$9,533	$—	$—	$9,533
Total Investments in the Master	$9,533	$—	$—	$9,533
During the period ended May 31, 2023, there were no transfers in or out of Level 3.
1Pioneer MAP - High Income Municipal Fund |  | 5/31/23